OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION	9 Months Ended
Sep. 30, 2023
Segment Reporting [Abstract]
OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION

	Year Ended December 31,
	2022	2021	2020
	(in thousands)
Revenues:
Crocs Brand	$2,659,125	$2,313,416	$1,385,951
HEYDUDE Brand	895,860	—	—
Total consolidated revenues	$3,554,985	$2,313,416	$1,385,951
Income from operations:
Crocs Brand	$852,025	$861,394	$329,423
HEYDUDE Brand	211,361	—	—
Reconciliation of total segment income from operations to income before income taxes:
Enterprise corporate	(212,630)	(178,330)	(115,299)
Income from operations	$850,756	$683,064	$214,124

Depreciation and amortization:
Crocs Brand	$18,877	$16,931	$13,869
HEYDUDE Brand	12,248	—	—
Enterprise corporate	8,104	15,045	13,750
Total consolidated depreciation and amortization	$39,229	$31,976	$27,619

Three Months Ended March 31, 2023
(in thousands)
Revenues:
Crocs Brand	$648,778
HEYDUDE Brand	235,388
Total consolidated revenues	$884,166
Income from operations:
Crocs Brand	$218,007
HEYDUDE Brand	76,620
Reconciliation of total segment income from operations to income before income taxes:
Enterprise corporate	(59,699)
Income from operations	$234,928

Depreciation and amortization:
Crocs Brand	$7,437
HEYDUDE Brand	3,506
Enterprise corporate	2,193
Total consolidated depreciation and amortization	$13,136

	Three Months Ended June 30, 2023	Six Months Ended June 30, 2023
	(in thousands)
Revenues:
Crocs Brand	$832,950	$1,481,728
HEYDUDE Brand	239,417	474,805
Total consolidated revenues	$1,072,367	$1,956,533
Income from operations:
Crocs Brand	$317,684	$535,691
HEYDUDE Brand	65,509	142,129
Reconciliation of total segment income from operations to income before income taxes:
Enterprise corporate	(64,704)	(124,403)
Income from operations	$318,489	$553,417

Depreciation and amortization:
Crocs Brand	$7,099	$14,536
HEYDUDE Brand	3,562	7,068
Enterprise corporate	1,983	4,176
Total consolidated depreciation and amortization	$12,644	$25,780

	Three Months Ended September 30, 2023	Nine Months Ended September 30, 2023
	(in thousands)
Revenues:
Crocs Brand	$798,769	$2,280,497
HEYDUDE Brand	246,948	721,753
Total consolidated revenues	$1,045,717	$3,002,250
Income from operations:
Crocs Brand	$297,456	$833,145
HEYDUDE Brand	31,776	173,905
Reconciliation of total segment income from operations to income before income taxes:
Enterprise corporate	(55,380)	(179,781)
Income from operations	$273,852	$827,269

Depreciation and amortization:
Crocs Brand	$8,692	$23,228
HEYDUDE Brand	3,919	10,987
Enterprise corporate	2,140	6,316
Total consolidated depreciation and amortization	$14,751	$40,531